Trade and Other Receivables - Schedule of Aging Analysis of Trade Receivables (Detail) - JPY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Aging Analysis of Trade Receivables [line items]
Trade and other receivables	¥ 4,647,761	¥ 2,844,337
Gross carrying amount [member]
Aging Analysis of Trade Receivables [line items]
Trade and other receivables	4,648,237	2,844,813
Gross carrying amount [member] | Less than 30 days [member]
Aging Analysis of Trade Receivables [line items]
Trade and other receivables	42,600	29,846
Gross carrying amount [member] | 30 to 60 days [member]
Aging Analysis of Trade Receivables [line items]
Trade and other receivables		6,249
Gross carrying amount [member] | 60 to 90 days [member]
Aging Analysis of Trade Receivables [line items]
Trade and other receivables		5,262
Gross carrying amount [member] | Over 90 days [member]
Aging Analysis of Trade Receivables [line items]
Trade and other receivables	476	476
Gross carrying amount [member] | Neither past due nor impaired [member]
Aging Analysis of Trade Receivables [line items]
Trade and other receivables	¥ 4,605,161	¥ 2,802,980